Finance Costs (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Financial liabilities
Interest expense on borrowings	R 467	R 238	R 228
Other creditors and liabilities	29	22	14
Total finance costs from financial liabilities	496	260	242
Non-financial liabilities
Streaming arrangements	41	67	71
Finance Costs, Non-Financial Liabilities	621	523	441
Disclosure of attribution of expenses by nature to their function [line items]
Total finance costs before interest capitalised	1,117	783	683
Borrowing costs capitalised	123	65	22
Total finance costs	R 994	R 718	R 661
Capitalisation rate	9.20%	6.80%	3.80%
Other Provisions
Non-financial liabilities
Expense due to unwinding of discount on provisions	R 97	R 79	R 74
Provision for environmental rehabilitation
Non-financial liabilities
Expense due to unwinding of discount on provisions	R 483	R 377	R 296